Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2018		2019

Cash and cash held at banks	Ps.	3,743,212	Ps.	3,642,037
Short term investments		841,295		2,550,642

Total cash and cash equivalents	Ps.	4,584,507	Ps.	6,192,679